Revenue - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Performance Guarantees [member] | Financial guarantee contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Maximum exposure to credit risk	$ 75	$ 85